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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for two of its series, Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund, for the year ended June 30, 2010. These series have June 30 fiscal year end.

Date of reporting period: June 30, 2010

Item 1 – Reports to Stockholders.

Wells Fargo Advantage Adjustable Rate Government Fund*

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
10	ABOUT YOUR FUND’S EXPENSES
11	FINANCIAL HIGHLIGHTS
16	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
41	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
42	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®, Evergreen and Wells Fargo Advantage mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

August 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this annual report for Evergreen Adjustable Rate Fund that covers the 12-month period that ended June 30, 2010 (the “period”).

During the period, fixed-income markets continued to show strong signs of improvement, resulting in positive returns in nearly every sector. The best-performing fixed-income markets over the past 12 months were those that offered a good level of income in the current low short-term rate and extraordinarily steep yield-curve environment, most notably lower-quality and longer maturities.

In the early months of 2009 that led into the period, concerns over deflationary pressures were rampant. Investors were still wary of market risks and deepening economic declines, and wondered if government interventions would be effective in bolstering the financial system. Whether economic conditions would improve in the near term was not as important to the markets’ performance as the basic understanding that they would likely not get any worse.

By the end of 2009, however, investors appeared less concerned with the risks of a possible deepening recession and more focused on the potential for increasing interest rates. But during the first six months of 2010, not only did short-term interest rates not rise, but yields essentially remained unchanged, or even fell, across the Treasury and municipal curves. The result was perhaps the steepest yield curve on record, certainly steeper than at any point during 2009. The investor sentiment that strengthened towards the end of 2009 was tempered by global credit fears and signals from the Federal Reserve Board (the “Fed”) suggesting that short-term interest rates would remain at the current historic lows until 2011.

Despite extensive quantitative easing measures by the Fed, bank lending remained constrained during the period, indicating that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

Although economic growth moderated during the last few months of the period, the economic recovery appeared to remain on track. Gross domestic product growth returned to positive growth in the third quarter of 2009, after having contracted for four

LETTER TO SHAREHOLDERS continued

consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. Extensive government policy measures—including extraordinarily accommodative monetary policy in the first half of 2009—bolstered investor confidence, which made several securities that had been priced for the worst-case scenarios become attractively undervalued in the assessment of many investors. Non-U.S. Treasury fixed-income markets rallied for most of the rest of 2009. Thus, the period began with a strong rally and increasing confidence across the fixed-income markets.

During the period, the investment managers of Evergreen’s short- and intermediate-term bond funds paid careful attention to risk management in a changing market environment. The management of Evergreen Adjustable Rate Fund focused on interest-rate movements affecting mortgage-back securities with rates that reset at periodic intervals. Meanwhile, the Evergreen Short Intermediate Bond Fund team paid particular attention to Fed policy and general economic trends as they pursued total return through investments in investment-grade debt securities of short duration.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

As always, we want to thank you for choosing Evergreen Funds. We appreciate your confidence in us.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

At a Special Meeting of Shareholders held in June 2010, shareholders of Evergreen Adjustable Rate Fund approved the reorganization of Evergreen Adjustable Rate Fund with the Wells Fargo Advantage Adjustable Rate Government Fund. Accordingly, at the close of business on July 9, 2010, the net assets of Evergreen Adjustable Fund were acquired by the Wells Fargo Advantage Adjustable Rate Government Fund, in exchange for shares of the Wells Fargo Advantage Adjustable Rate Government Fund. Evergreen Adjustable Rate Fund was the accounting and performance survivor of the reorganization. As a result, the accounting and performance history of Evergreen Adjustable Rate Fund is carried forward in the financial statements of the Wells Fargo Advantage Adjustable Rate Government Fund. Shareholders of Evergreen Adjustable Rate Fund became shareholders of Wells Fargo Advantage Adjustable Rate Government Fund. Further information regarding this transaction can be found in the section entitled “Additional Information” under the heading “Special Meeting of Shareholders.”

FUND AT A GLANCE

as of June 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers:

Christopher Y. Kauffman, CFA; Richard Applebach, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2010.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

Average annual return*

1-year with sales charge	1.15%	0.73%	1.73%	N/A	N/A

1-year w/o sales charge	3.51%	2.73%	2.73%	3.76%	3.51%

5-year	2.92%	2.63%	2.63%	3.65%	3.40%

10-year	3.45%	2.93%	2.93%	3.96%	3.70%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to www.wellsfargo.com/advantagefunds. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Adjustable Rate Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Barclays Capital 6-Month Treasury Bill Index (BC 6-Month T-Bill) and the Consumer Price Index (CPI).

The BC 6-Month T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2010, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.51% for the twelve-month period ended June 30, 2010, excluding any applicable sales charges. During the same period, the BC 6-Month T-Bill returned 0.45%.

The fund’s objective is to seek a high level of current income consistent with low volatility of principal.

Investment Process

During the period, the U.S. bond market continued its transition from fear that global capital markets might collapse to investors’ confidence that U.S. and global monetary and fiscal stimulus would stabilize the world’s economic and financial systems. As investors began discounting the possibility of a global depression, they seemed to believe that security prices, other then U.S. Treasuries, were underpriced relative to their risk levels. For U.S. government agency debt, U.S. interest rate swaps, and U.S. agency mortgage-backed securities, relative prices improved for most of the year, leading to their outperformance. While it is difficult to identify the cause and effect between financial markets and economics, there is no doubt that both improved over the year. U.S. year-over-year real economic growth ended the period at +0.1%, and private investment swung from a -50% to +50% during the fiscal year. Consumer, producer, and import prices all turned positive by the end of the period, reducing fears of systematic price declines. Even existing and new homes sales, starts, and pricing all stopped declining and leveled off. This stability bolstered business confidence and led companies to increase their production, capacity utilization, loan demand and even employment.

This is not to say that the economy and markets didn’t still face some rough patches as the period drew to a close. In fact, over the last month of the fiscal year, investors again became concerned that U.S. economic growth would moderate and possibly decline, leading to a double-dip recession. But investors by and large believed stability had returned to the market, which drove risky asset prices higher throughout much of the period.

In this environment, the fund continued to focus its investments on annually resetting adjustable rate mortgage (ARM) securities with coupons indexed to either the one-year Treasury or the London Interbank Offer Interest Rate (LIBOR). This focus on a one-year as opposed to a one-month or six-month index enabled the fund to earn the difference between an overnight interest rate approximately equal to zero and the one-year Treasury rate, which averaged 0.36 over the year. Similarly, the one-year LIBOR of 1.1% over the past year compared to a 0.26% for the one-month LIBOR. While we maintained most of the fund’s investments in one-year indexed investments, we also kept the portfolio’s risk profile low by maintaining interest-rate duration equal to approximately one year. In additional, we kept the fund’s average month-to-roll (the average period of time that the fund’s coupon is reset) below four months during the year in anticipation of potential interest rate increases. Although this defensive posture reduced the fund’s income, it also reduced its net asset value (NAV) sensitivity to increasing interest rates, had that

PORTFOLIO MANAGER COMMENTARY continued

occurred. While the month-to-roll was kept relatively short, the fund did take advantage of opportunities in seasoned collateralized mortgage obligations backed by Federal Housing Administration and Veteran’s Administration loans that were attractively priced.

Contributors to Performance

Relative to the fund’s Treasury bill index, many of the fund’s MBS holdings outperformed mostly because stable interest rates and the higher income generated by the fund’s holdings. In addition to the extra income, which on average was 1.7% above the Treasury yield, prices also improved as investors continued to purchase U.S. government agency securities. This demand drove average yield spreads from 1.7% above Treasuries at year-end 2009 to 1.5% above Treasuries by the end of the fund’s fiscal year. These tighter spreads improved the average price of the fund’s holdings by 1.7%. Part of this spread narrowing was due to lower interest-rate volatility during most of the period. Typically, ARM securities have periodic interest rate caps that restrict the increase in the underlying loans coupon rate in order to reduce payment shock for the borrower should interest rates rise. Since these caps are perceived as restrictions by the ARM investor, ARM security prices decline if interest rate volatility increases. Similarly ARM prices improve if interest rate volatility declines, which it did for most of the period.

Detractors from Performance

The most notable detractors to performance were the interest-rate hedge that the fund owned during the period and principal prepayments that were greater than anticipated. The interest rate swap detracted from performance because it was structured to increase in value if interest rates rose; since interest rates declined, its value also declined over the period. We reduced the fund’s investment in the swap throughout the fiscal year to mitigate its effect on the portfolio, but over the entire period the swap proved a detractor. Since nearly all of the fund’s investments are priced greater then par, any principal prepayments reduce the value of the fund because those prepayments are received at par. The difference between the market price on the security and par is subtracted from the fund’s NAV. Although we believed we were purchasing securities with lower-than-market prepayment expectations, there were occasions when principal prepayments were higher than anticipated, which detracted from fund performance.

Portfolio Management Outlook

By the end of the period, it appeared that many investors believed the U.S. and global economies were no longer faced with a catastrophic contraction. Nevertheless, the question of how the U.S., European, and Asian governments would move from providing direct economic and market support to a “free” market remained mostly unanswered. At some point, prices must be set by investors and not government intervention. If global central banks and governments once again provide stimulus and capital to guarantee all debts in the months to come, short-term price declines may abate; however, if longer-term imbalances remain, they will need to be addressed.

PORTFOLIO MANAGER COMMENTARY continued

For the adjustable rate market, a unique challenge is its size. Of the $5.1 trillion U.S. agency MBS market, approximately 4% is currently in ARMs. This percentage of ARMs is not growing primarily because interest on fixed-rate mortgages currently is so low. ARM origination is usually higher when borrowers believe rates are high and they expect them to decline, or when primary ARM rates are sufficiently lower than primary fixed rates. At present, neither is the case. Since the interest on fixed-rate mortgages currently is historically low, many borrowers are opting for the fixed-rate over the adjustable-rate mortgage to avoid possible higher interest rates in future. This lower ARM supply is both a positive and negative for the fund. It is positive in that it reduces the amount of ARMs in the marketplace competing for investor dollars, which in turn may support pricing for ARM securities in the marketplace. On the downside, this restricted supply will make it more challenging to find attractive securities for the fund. Overall, we expect some relative price underperformance over the coming year for MBS, but we believe forecasts of large price declines are unwarranted. MBS prices declined because excess private leverage was removed during the crises. “Public,” or more accurately “cooperative public-private” leverage was used over the last year to ‘normalize’ pricing and allow investors to regain confidence that pricing would not reflect leverage but rather fundamentals. With relative prices now back to a market-driven relationship, there is no longer any leverage needed to stabilize pricing. But there is also no leverage needing to be unwound, which would drive prices lower. We currently think investors should feel confident that market and economic fundamentals should have a greater influence on pricing than leverage during the coming months.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,017.04	$3.65
Class B	$1,000.00	$1,013.27	$7.39
Class C	$1,000.00	$1,013.27	$7.39
Class I	$1,000.00	$1,018.30	$2.40
Class IS	$1,000.00	$1,017.04	$3.65
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.17	$3.66
Class B	$1,000.00	$1,017.46	$7.40
Class C	$1,000.00	$1,017.46	$7.40
Class I	$1,000.00	$1,022.41	$2.41
Class IS	$1,000.00	$1,021.17	$3.66

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.73% for Class A, 1.48% for Class B, 1.48% for Class C, 0.48% for Class I and 0.73% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.00	$9.15	$9.21	$9.23	$9.34

Income from investment operations
Net investment income	0.20	0.32	0.44 [1]	0.38	0.29 [1]
Net realized and unrealized gains or losses on investments	0.11	(0.14)	(0.05)	0.02	(0.05)

Total from investment operations	0.31	0.18	0.39	0.40	0.24

Distributions to shareholders from
Net investment income	(0.20)	(0.33)	(0.45)	(0.42)	(0.31)
Tax basis return of capital	0	0	0	0	(0.04)[1]

Total distributions to shareholders	(0.20)	(0.33)	(0.45)	(0.42)	(0.35)

Net asset value, end of period	$9.11	$9.00	$9.15	$9.21	$9.23

Total return[2]	3.51%	2.09%	4.30%	4.42%	2.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$271,853	$277,862	$270,482	$311,031	$486,223
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.73%	0.73%	0.94%	1.07%	0.91%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.73%	0.73%	0.98%	1.11%	0.93%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.73%	0.73%	0.69%	0.71%	0.73%
Interest and fee expense[3]	0.00%	0.00%	0.25%	0.36%	0.18%
Net investment income	2.27%	3.61%	4.74%	4.18%	3.13%
Portfolio turnover rate	14%	41%	39%	29%	16%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.00	$9.15	$9.21	$9.23	$9.34

Income from investment operations
Net investment income	0.13 [1]	0.26 [1]	0.37 [1]	0.32 [1]	0.23 [1]
Net realized and unrealized gains or losses on investments	0.11	(0.14)	(0.05)	0.01	(0.06)

Total from investment operations	0.24	0.12	0.32	0.33	0.17

Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.38)	(0.35)	(0.24)
Tax basis return of capital	0	0	0	0	(0.04)[1]

Total distributions to shareholders	(0.13)	(0.27)	(0.38)	(0.35)	(0.28)

Net asset value, end of period	$9.11	$9.00	$9.15	$9.21	$9.23

Total return[2]	2.73%	1.33%	3.53%	3.65%	1.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,414	$90,520	$183,596	$274,387	$401,063
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.48%	1.48%	1.70%	1.81%	1.63%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.48%	1.48%	1.70%	1.81%	1.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.48%	1.48%	1.45%	1.45%	1.45%
Interest and fee expense[3]	0.00%	0.00%	0.25%	0.36%	0.18%
Net investment income	1.55%	2.95%	3.99%	3.45%	2.45%
Portfolio turnover rate	14%	41%	39%	29%	16%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.00	$9.15	$9.21	$9.23	$9.34

Income from investment operations
Net investment income	0.14	0.25	0.37 [1]	0.32 [1]	0.23 [1]
Net realized and unrealized gains or losses on investments	0.10	(0.13)	(0.05)	0.01	(0.06)

Total from investment operations	0.24	0.12	0.32	0.33	0.17

Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.38)	(0.35)	(0.24)
Tax basis return of capital	0	0	0	0	(0.04)[1]

Total distributions to shareholders	(0.13)	(0.27)	(0.38)	(0.35)	(0.28)

Net asset value, end of period	$9.11	$9.00	$9.15	$9.21	$9.23

Total return[2]	2.73%	1.33%	3.53%	3.65%	1.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$349,562	$360,607	$395,703	$497,661	$736,772
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.48%	1.48%	1.70%	1.81%	1.62%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.48%	1.48%	1.70%	1.81%	1.63%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.48%	1.48%	1.45%	1.45%	1.44%
Interest and fee expense[3]	0.00%	0.00%	0.25%	0.36%	0.18%
Net investment income	1.52%	2.88%	3.99%	3.45%	2.43%
Portfolio turnover rate	14%	41%	39%	29%	16%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.00	$9.15	$9.21	$9.23	$9.34

Income from investment operations
Net investment income	0.23	0.35	0.46	0.41	0.32 [1]
Net realized and unrealized gains or losses on investments	0.10	(0.14)	(0.05)	0.02	(0.05)

Total from investment operations	0.33	0.21	0.41	0.43	0.27

Distributions to shareholders from
Net investment income	(0.22)	(0.36)	(0.47)	(0.45)	(0.34)
Tax basis return of capital	0	0	0	0	(0.04)[1]

Total distributions to shareholders	(0.22)	(0.36)	(0.47)	(0.45)	(0.38)

Net asset value, end of period	$9.11	$9.00	$9.15	$9.21	$9.23

Total return	3.76%	2.35%	4.57%	4.69%	2.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$389,075	$483,565	$890,857	$1,361,685	$1,548,974
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.48%	0.48%	0.70%	0.80%	0.63%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.48%	0.48%	0.70%	0.80%	0.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.48%	0.48%	0.45%	0.44%	0.45%
Interest and fee expense[2]	0.00%	0.00%	0.25%	0.36%	0.18%
Net investment income	2.52%	3.91%	4.98%	4.47%	3.46%
Portfolio turnover rate	14%	41%	39%	29%	16%

1	Per share amount is based on average shares outstanding during the period.
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS IS	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.00	$9.15	$9.21	$9.23	$9.34

Income from investment operations
Net investment income	0.20	0.33 [1]	0.44 [1]	0.38 [1]	0.29 [1]
Net realized and unrealized gains or losses on investments	0.11	(0.15)	(0.05)	0.02	(0.05)

Total from investment operations	0.31	0.18	0.39	0.40	0.24

Distributions to shareholders from
Net investment income	(0.20)	(0.33)	(0.45)	(0.42)	(0.31)
Tax basis return of capital	0	0	0	0	(0.04)[1]

Total distributions to shareholders	(0.20)	(0.33)	(0.45)	(0.42)	(0.35)

Net asset value, end of period	$9.11	$9.00	$9.15	$9.21	$9.23

Total return	3.51%	2.09%	4.31%	4.43%	2.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$77,935	$85,493	$110,786	$163,580	$305,389
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.74%	0.72%	0.95%	1.06%	0.86%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.74%	0.72%	0.95%	1.06%	0.87%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.74%	0.72%	0.70%	0.70%	0.68%
Interest and fee expense[2]	0.00%	0.00%	0.25%	0.36%	0.18%
Net investment income	2.31%	3.73%	4.73%	4.14%	3.15%
Portfolio turnover rate	14%	41%	39%	29%	16%

1	Per share amount is based on average shares outstanding during the period.
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2010

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $486,041)	$481,527	$505,952

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 9.1%
FIXED-RATE 0.8%
FHLMC, Ser. R007, Class AC, 5.875%, 05/15/2016	290,548	295,089
FNMA:
Ser. 1989-74, Class J, 9.80%, 10/25/2019	84,587	95,223
Ser. 1989-96, Class H, 9.00%, 12/25/2019	34,087	39,008
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	81,541	91,489
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	671,426	753,335
Ser. 2001-T8, Class A1, 7.50%, 07/25/2041	390,860	445,871
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	2,141,088	2,465,982
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	1,387,693	1,560,450
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	705,036	794,571
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	640,937	731,143
Ser. G93-1, Class K, 6.68%, 01/25/2023	1,613,983	1,804,132
GNMA, Ser. 2003-1, Class SW, IO, 0.60%, 06/16/2031	12,139,727	39,775

		9,116,068

FLOATING-RATE 8.3%
FAMC, Ser. 2000-A, Class A, 4.86%, 12/15/2039	3,077,910	3,084,651
FHLMC:
Ser. 1671, Class QA, 2.78%, 02/15/2024	590,190	596,098
Ser. 1686, Class FE, 2.93%, 02/15/2024	57,056	57,280
Ser. 1730, Class FA, 2.73%, 05/15/2024	819,968	817,055
Ser. 2315, Class FW, 0.90%, 04/15/2027	480,235	482,170
Ser. 2391, Class EF, 0.85%, 06/15/2031	505,579	507,454
Ser. 2454, Class SL, IO, 7.65%, 03/15/2032	1,251,383	204,082
Ser. 2461, Class FI, 0.85%, 04/15/2028	712,788	716,068
Ser. 2464, Class FE, 1.35%, 03/15/2032	797,823	811,699
Ser. 2466, Class FV, 0.90%, 03/15/2032	991,117	996,661
Ser. 2527, Class SX, IO, 7.20%, 02/15/2032	1,565,531	51,489
Ser. 3190, Class SN, IIFRN, 81.90%, 03/15/2032	420,124	511,232
Ser. T-66, Class 2A1, 3.21%, 01/25/2036	14,358,011	14,831,377
Ser. T-67, Class 1A1C, 3.35%, 03/25/2036	35,450,290	36,619,044
Ser. T-67, Class 2A1C, 3.31%, 03/25/2036	24,099,469	24,668,802
FNMA:
Ser. 1992-039, Class FA, 2.72%, 03/25/2022	552,542	551,125
Ser. 1992-045, Class F, 2.72%, 04/25/2022	110,598	110,275
Ser. 1993-113, Class FA, 2.61%, 07/25/2023	473,062	485,390
Ser. 1994-14, Class F, 3.43%, 10/25/2023	984,598	998,554
Ser. 1998-T2, Class A5, 3.26%, 01/25/2032	2,593,661	2,651,086
Ser. 2001-63, Class FD, 0.95%, 12/18/2031	725,499	730,987
Ser. 2001-81, Class F, 0.90%, 01/25/2032	508,111	511,762
Ser. 2002-05, Class FD, 1.25%, 02/25/2032	993,062	1,013,571

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. G92-06, Class F, 2.875%, 08/25/2021	$31,340	$31,565
Ser. G92-20, Class FB, 2.72%, 04/25/2022	509,896	507,864
Ser. G93-19, Class FD, 2.61%, 04/25/2023	1,507,164	1,504,398
GNMA, Ser. 2004-41, Class SE, IO, 6.85%, 05/20/2030	2,390,612	38,639

		94,090,378

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $103,668,788)		103,206,446

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 77.1%
FIXED-RATE 1.4%
FHLMC:
6.50%, 04/01/2018	423,219	466,763
7.00%, 11/01/2012-09/01/2035	560,239	612,057
7.50%, 01/01/2016-06/01/2016	187,852	201,902
8.50%, 05/01/2020-09/01/2022	400,006	466,478
FNMA:
6.50%, 08/01/2028-05/01/2031	2,111,164	2,341,867
7.00%, 11/01/2014-11/01/2017	102,485	111,309
7.06%, 11/01/2024-01/01/2027	424,424	479,208
7.50%, 02/01/2016-08/01/2033	3,652,094	4,134,063
8.00%, 12/01/2026-05/01/2033	844,680	977,878
8.50%, 04/01/2026-06/01/2030	318,363	366,666
9.00%, 05/01/2021-07/01/2030	75,529	87,004
9.50%, 08/01/2021-12/01/2024	202,083	227,562
10.00%, 01/01/2021	52,423	60,346
10.50%, 04/01/2019-11/01/2019	16,003	17,858
11.00%, 01/01/2018	16,388	17,349
12.50%, 07/15/2015	17,107	19,326
GNMA:
6.45%, 04/20/2025-09/20/2025	227,437	253,592
6.50%, 06/20/2034-08/20/2034	3,635,006	4,032,127
6.75%, 02/15/2029	152,116	172,149
7.00%, 07/20/2034	204,507	226,143
7.25%, 07/15/2017-05/15/2018	658,081	718,874
9.00%, 05/15/2016-02/20/2025	273,346	309,075

		16,299,596

FLOATING-RATE 75.7%
FHLB:
2.65%, 05/01/2033	679,112	701,883
2.66%, 08/01/2033	5,268,394	5,486,215
2.79%, 06/01/2026	3,149,138	3,288,363

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLB:
2.88%, 08/01/2035	$679,550	$711,151
2.90%, 12/01/2034	10,564,627	11,001,753
2.91%, 05/01/2034	6,042,280	6,296,779
2.93%, 06/01/2035	8,808,239	9,242,016
2.98%, 06/01/2032	283,644	295,206
3.04%, 07/01/2034	2,786,591	2,903,696
3.60%, 06/01/2029	3,858,802	3,991,690
5.27%, 06/01/2035	4,437,386	4,683,865
FHLMC:
1.68%, 07/01/2029	50,665	42,975
2.35%, 07/01/2030	39,875	41,005
2.48%, 02/01/2035	4,739,844	4,867,184
2.51%, 05/01/2023	121,343	126,860
2.60%, 05/01/2032	94,847	98,845
2.68%, 02/01/2034	8,385,632	8,714,996
2.69%, 11/01/2018	30,590	31,510
2.72%, 09/01/2035-10/01/2035	16,207,214	16,824,352
2.73%, 08/01/2027	16,815	17,535
2.74%, 01/01/2029	33,508	34,777
2.75%, 12/01/2032	8,781,020	9,128,544
2.76%, 07/01/2019	3,292	3,425
2.78%, 07/01/2029	153,366	160,444
2.80%, 08/01/2029-01/01/2030	314,525	328,815
2.81%, 04/01/2020	126,534	132,790
2.82%, 05/01/2028	899,166	938,084
2.83%, 04/01/2034	9,471,525	9,777,222
2.85%, 10/01/2025	59,335	61,588
2.86%, 09/01/2016-02/01/2035	1,219,783	1,252,069
2.87%, 03/01/2032	34,185	35,997
2.89%, 06/01/2020-01/01/2023	385,372	398,096
2.91%, 06/01/2024	67,542	70,232
2.92%, 10/01/2033	5,707,178	5,955,150
2.93%, 09/01/2032	6,552,185	6,837,850
2.94%, 07/01/2024	71,839	72,277
2.96%, 08/01/2018	7,383	7,630
2.97%, 03/01/2030	27,249,987	28,627,462
2.99%, 06/01/2030	237,150	248,513
3.00%, 12/01/2017-05/01/2019	154,906	158,766
3.01%, 10/01/2030	5,813,151	6,096,270
3.02%, 02/01/2030	117,581	123,162
3.04%, 01/01/2030-07/01/2030	306,955	316,258
3.05%, 06/01/2028-07/01/2031	1,383,287	1,442,209
3.07%, 01/01/2028	71,721	74,933

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
3.10%, 10/01/2033	$76,798	$79,253
3.11%, 08/01/2018-11/01/2029	255,243	265,024
3.12%, 03/01/2020-10/01/2030	1,392,237	1,445,906
3.13%, 11/01/2027	1,868,372	1,948,113
3.15%, 03/01/2018-07/01/2027	1,566,558	1,634,504
3.16%, 05/01/2025-08/01/2030	14,032,394	14,623,693
3.17%, 07/01/2017	143,630	149,265
3.19%, 01/01/2028	12,477	12,990
3.24%, 01/01/2022	56,223	58,109
3.25%, 06/01/2030	1,020,438	1,058,477
3.26%, 11/01/2032	489,077	508,541
3.27%, 06/01/2030	256,844	266,797
3.28%, 12/01/2018-11/01/2026	727,913	753,384
3.29%, 02/01/2024	49,904	52,082
3.30%, 10/01/2025	267,059	278,347
3.31%, 10/01/2018-04/01/2035	4,021,964	4,188,567
3.49%, 04/01/2019	46,694	47,571
3.50%, 08/01/2019	33,134	33,811
3.52%, 10/01/2032	9,419,598	9,631,458
3.55%, 10/01/2024	503,325	521,416
3.61%, 01/01/2026	33,833	34,325
3.625%, 10/01/2019	52,242	53,388
3.69%, 06/01/2019	243,319	246,230
3.85%, 01/01/2024	115,861	119,337
3.86%, 10/01/2029	195,465	198,238
3.95%, 12/01/2018	88,313	90,578
3.96%, 07/01/2018	581,828	601,075
3.99%, 02/01/2018	15,057	15,140
4.16%, 07/01/2028	197,904	199,296
4.18%, 05/01/2020	1,601	1,663
4.27%, 05/01/2020	3,805	3,846
4.34%, 06/01/2021	313,154	323,250
4.36%, 06/01/2025	155,284	161,395
4.41%, 09/01/2016-08/01/2029	678,054	681,430
4.42%, 02/01/2036	14,264,110	14,888,676
4.47%, 10/01/2032	1,331,273	1,356,119
4.49%, 01/01/2019	2,454	2,495
4.51%, 07/01/2035	7,166,542	7,425,314
4.52%, 03/01/2025	210,724	211,482
4.57%, 08/01/2035	5,252,597	5,422,330
4.64%, 12/01/2017	76,725	80,301
4.67%, 08/01/2029-11/01/2029	1,177,402	1,190,868
4.76%, 06/01/2020	4,222	4,233

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
4.79%, 10/01/2029	$252,633	$258,876
4.83%, 09/01/2030	215,536	216,235
4.84%, 04/01/2023	351,210	352,430
4.86%, 06/01/2022	5,585	5,821
4.97%, 05/01/2032	362,770	380,198
5.00%, 02/01/2029	468,466	498,070
5.02%, 12/01/2035	6,974,113	7,242,055
5.12%, 02/01/2027	231,850	242,671
5.41%, 04/01/2037	4,503,872	4,768,867
5.52%, 02/01/2021	68,658	69,832
5.53%, 06/01/2033	2,049,951	2,186,712
5.57%, 09/01/2031	665,214	671,935
5.81%, 01/01/2036	4,292,750	4,405,937
5.85%, 05/01/2031	330,004	350,141
6.61%, 04/01/2032	224,090	228,612
6.92%, 01/01/2017	6,929	7,186
7.00%, 04/01/2029	531,859	561,255
7.22%, 08/01/2027	95,982	100,824
FNMA:
1.69%, 12/01/2020	90,241	91,383
1.70%, 09/01/2032	76,633	76,912
1.74%, 01/01/2021	16,271	16,536
1.77%, 05/01/2022	226,210	232,052
1.81%, 12/01/2030	371,473	377,694
1.83%, 12/01/2031	497,777	510,324
1.85%, 05/01/2029	570,973	592,636
1.86%, 01/01/2021-01/01/2032	524,126	524,820
1.88%, 12/01/2031-09/01/2033	552,875	568,460
1.90%, 08/01/2031	288,115	295,289
1.91%, 09/01/2031	503,092	515,043
1.92%, 08/01/2031-08/01/2033	974,472	976,862
1.93%, 07/01/2020	31,994	32,359
1.95%, 06/01/2022	56,303	57,212
1.98%, 06/01/2021	194,018	196,426
2.02%, 08/01/2032	317,337	327,830
2.04%, 04/01/2033	1,860,621	1,896,898
2.07%, 06/01/2031	386,806	400,408
2.12%, 01/01/2032	45,845	46,067
2.125%, 01/01/2022	18,612	18,954
2.15%, 05/01/2032	136,151	141,225
2.16%, 10/01/2018	294,371	303,849
2.17%, 07/01/2018	7,631	7,748
2.24%, 10/01/2024	79,123	81,902

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
2.25%, 09/01/2033	$266,123	$275,148
2.26%, 12/01/2023	24,732	25,680
2.27%, 06/01/2032	205,247	210,296
2.29%, 02/01/2033	281,120	291,671
2.31%, 04/01/2018	1,019,086	1,035,307
2.33%, 07/01/2018	1,157,779	1,179,303
2.39%, 10/01/2035-01/01/2036	72,794,923	74,067,902
2.41%, 07/01/2025-12/01/2035	40,436,449	40,956,205
2.43%, 03/01/2015-11/01/2039	363,624	375,623
2.48%, 08/01/2032	235,460	245,951
2.49%, 12/01/2025-07/01/2035	8,266,549	8,519,442
2.50%, 07/01/2017-07/01/2035	5,487,257	5,651,241
2.53%, 07/01/2024-08/01/2032	220,121	227,686
2.54%, 04/01/2028-04/01/2030	387,786	405,143
2.55%, 12/01/2024	48,936	51,137
2.57%, 09/26/2035	5,649,557	5,815,728
2.58%, 08/01/2031-12/01/2039	21,825,830	22,723,684
2.59%, 02/01/2033	192,854	200,943
2.60%, 07/01/2030-06/01/2032	507,783	530,756
2.61%, 08/01/2025-06/01/2034	9,016,315	9,394,855
2.62%, 06/01/2027-07/01/2038	2,625,868	2,739,025
2.625%, 06/01/2025	12,554	13,075
2.63%, 12/01/2040	21,827,006	22,907,514
2.64%, 07/01/2038	3,369,311	3,507,698
2.65%, 06/01/2024	79,438	82,848
2.67%, 09/01/2030	446,969	466,561
2.68%, 05/01/2018	443,700	465,124
2.69%, 06/01/2033	943,265	977,349
2.70%, 04/01/2028-08/01/2039	29,368,137	30,298,812
2.71%, 11/01/2032-04/01/2034	9,745,946	10,173,889
2.72%, 12/01/2028-05/01/2035	7,369,425	7,731,888
2.74%, 11/01/2017-03/01/2035	12,996,566	13,568,390
2.75%, 07/01/2028	425	443
2.76%, 06/01/2027	215,317	225,026
2.77%, 06/01/2027-07/01/2038	7,945,793	8,298,339
2.78%, 05/01/2027-02/01/2035	18,003,769	18,823,022
2.79%, 01/01/2028-07/01/2048	11,312,431	11,783,668
2.80%, 06/01/2032-03/01/2033	520,273	542,956
2.81%, 07/01/2020-02/01/2032	5,588,820	5,813,926
2.82%, 06/01/2019-07/01/2048	16,455,832	17,165,814
2.83%, 03/01/2027	250,929	251,983
2.84%, 06/01/2030	633,002	661,224
2.85%, 12/01/2017-09/01/2033	275,488	280,135

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
2.86%, 10/01/2018-11/01/2020	$3,351,131	$3,452,819
2.875%, 08/01/2017-03/01/2033	5,427,272	5,619,660
2.88%, 10/01/2024	705,393	735,693
2.89%, 12/01/2021-04/01/2036	1,598,219	1,643,014
2.90%, 04/01/2021	159,028	161,170
2.91%, 10/01/2034-08/01/2040	5,781,744	6,014,904
2.92%, 09/01/2028	143,011	143,124
2.94%, 02/01/2018-12/01/2040	13,334,707	13,996,641
2.95%, 04/01/2024-03/01/2032	302,811	317,102
2.97%, 04/01/2019-02/01/2028	88,473	92,082
2.98%, 02/01/2033	679,676	709,468
2.99%, 01/01/2032-03/01/2035	10,531,742	11,050,860
3.00%, 02/01/2020-02/01/2036	10,606,882	11,112,244
3.01%, 04/01/2033	2,104,701	2,178,162
3.02%, 10/01/2025	212,007	221,749
3.04%, 04/01/2033-02/01/2035	17,863,858	18,667,692
3.06%, 09/01/2018-10/01/2029	1,156,139	1,200,503
3.07%, 05/01/2025-06/01/2026	371,054	388,608
3.08%, 05/01/2017-04/01/2042	10,521,078	10,709,989
3.09%, 11/01/2035	30,472,092	32,101,320
3.10%, 11/01/2027	14,621	14,834
3.11%, 06/01/2017-04/01/2030	1,940,085	1,971,982
3.12%, 01/01/2035	2,404,868	2,452,790
3.125%, 07/01/2017-03/01/2030	2,127,142	2,183,825
3.13%, 05/01/2019-07/01/2020	3,966,652	4,073,477
3.14%, 02/01/2035-05/01/2036	13,817,731	14,288,875
3.15%, 04/01/2018-07/01/2033	734,662	761,927
3.16%, 01/01/2038	2,011,229	2,047,514
3.17%, 01/01/2033	80,745	80,648
3.21%, 03/01/2030	390,263	407,642
3.22%, 09/01/2032	272,163	272,815
3.23%, 01/01/2033-06/01/2040	2,174,935	2,292,571
3.24%, 07/01/2017-08/01/2035	10,703,535	11,141,775
3.25%, 05/01/2017-09/01/2017	108,450	109,782
3.27%, 11/01/2024	340,081	353,248
3.29%, 12/01/2030	101,387	101,592
3.30%, 01/01/2025	91,459	95,431
3.33%, 11/01/2017	254,766	258,023
3.35%, 07/01/2028-11/01/2031	700,225	731,258
3.36%, 11/01/2029	17,818	18,551
3.375%, 01/01/2019	300,100	316,939
3.38%, 11/01/2018	49,267	50,621
3.40%, 08/01/2030-04/01/2040	5,643,981	5,925,399

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.41%, 11/01/2024-01/01/2036	$1,656,220	$1,696,202
3.42%, 10/01/2024	42,788	43,393
3.43%, 09/01/2019-09/01/2021	547,517	564,670
3.44%, 05/01/2028	569,068	577,627
3.45%, 11/01/2031	53,010	55,130
3.47%, 10/01/2017	16,317	16,528
3.48%, 09/01/2033	109,353	113,752
3.51%, 05/01/2028-09/01/2032	3,127,938	3,299,104
3.52%, 04/01/2030-04/01/2040	5,220,674	5,511,754
3.53%, 03/01/2033	1,600,575	1,645,882
3.55%, 12/01/2022-10/01/2025	50,587	51,799
3.58%, 10/01/2017	678,563	711,520
3.62%, 07/01/2028	228,404	235,287
3.625%, 07/01/2016-08/01/2018	252,327	255,973
3.63%, 01/01/2029-01/01/2036	431,268	438,254
3.64%, 06/01/2016-12/01/2028	1,552,032	1,597,869
3.65%, 04/01/2020	3,087,099	3,209,869
3.68%, 01/01/2031-09/01/2032	327,453	334,222
3.75%, 12/01/2016	2,647	2,720
3.76%, 12/01/2032	611,015	635,139
3.78%, 09/01/2019	21,029	21,416
3.89%, 12/01/2050	296,808	308,840
3.90%, 11/01/2027	80,396	82,694
3.92%, 04/01/2034	3,554,502	3,693,878
3.96%, 11/01/2031	294,055	306,451
4.07%, 11/01/2022-10/01/2034	1,701,969	1,751,348
4.10%, 10/01/2017-06/01/2018	25,402	26,110
4.12%, 05/01/2017	218,493	226,622
4.125%, 08/01/2026	165,113	170,473
4.13%, 09/01/2032	13,684,184	14,160,113
4.14%, 03/01/2018-03/01/2030	111,484	115,101
4.15%, 12/01/2016-02/01/2029	4,727,332	5,026,865
4.16%, 01/01/2021	1,462,506	1,497,954
4.23%, 04/01/2032-09/01/2033	402,560	415,437
4.25%, 06/01/2018	69,081	70,336
4.26%, 08/01/2017	62,387	63,406
4.29%, 04/01/2032-10/01/2032	2,273,484	2,327,039
4.31%, 08/01/2026	2,066,343	2,146,087
4.32%, 07/01/2021	570,514	584,313
4.33%, 01/01/2019-06/01/2019	37,834	38,060
4.36%, 02/01/2029	301,696	314,446
4.375%, 07/01/2017	3,037	3,124
4.38%, 10/01/2029	398,025	398,928

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.40%, 10/01/2024-06/01/2034	$970,687	$1,009,218
4.41%, 01/01/2029	89,409	93,584
4.42%, 06/01/2033	118,397	123,966
4.44%, 11/01/2028	565,179	592,456
4.48%, 01/01/2018	2,312	2,400
4.49%, 05/01/2018-04/01/2020	44,633	44,872
4.50%, 09/01/2016	865	908
4.54%, 09/01/2031	525,309	527,636
4.60%, 02/01/2019	781,110	811,344
4.61%, 09/01/2028	24,228	25,146
4.63%, 09/01/2017	13,217	13,299
4.65%, 03/01/2014	1,231	1,229
4.67%, 07/01/2017-12/01/2036	579,767	601,637
4.71%, 07/01/2019	6,379	6,686
4.72%, 05/01/2034	1,763,804	1,839,586
4.82%, 06/01/2023	1,104	1,120
4.85%, 11/01/2017	52	54
4.86%, 06/01/2019	40,239	41,990
4.96%, 01/01/2019	1,643,073	1,710,624
4.99%, 04/01/2018	876,881	913,991
5.00%, 03/01/2023	15,859	16,620
5.04%, 05/01/2018	2,368	2,443
5.05%, 01/01/2018	1,546	1,578
5.09%, 08/01/2031	81,811	87,404
5.15%, 04/01/2018	91	94
5.16%, 06/01/2028	90,268	93,183
5.22%, 04/01/2019	3,390	3,370
5.25%, 06/01/2024	165,114	165,809
5.33%, 11/01/2014	11,342	11,819
5.37%, 09/01/2018	19,685	19,770
5.375%, 02/01/2036	7,871,785	8,279,332
5.41%, 05/01/2017	3,855	3,872
5.49%, 01/01/2019	343,399	357,346
5.59%, 06/01/2033	440,687	458,052
5.73%, 01/01/2017-06/01/2022	10,153	10,507
5.84%, 06/01/2019	12,233	12,308
5.85%, 03/01/2014	32,374	33,527
5.96%, 05/01/2025-10/01/2025	20,517	21,304
6.00%, 02/01/2017-11/01/2021	47,448	49,304
6.04%, 05/01/2019	5,738	5,969
6.08%, 01/01/2023	50,988	52,620
6.25%, 10/01/2021	27,601	27,709
6.29%, 06/01/2028	148,854	152,576

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.33%, 10/01/2018	$142	$151
6.45%, 02/01/2034	104,274	108,891
6.72%, 03/01/2023	8,131	8,390
6.85%, 06/01/2025	49,723	51,476
7.06%, 11/01/2019	617	631
7.10%, 03/01/2015	31,041	31,136
7.43%, 06/01/2032	48,240	48,469
7.50%, 07/01/2010	372,167	371,400
7.625%, 03/01/2024	2,970	3,090
7.64%, 09/01/2023	15,256	15,823
7.75%, 02/01/2024-01/01/2026	3,017	3,114
7.97%, 06/01/2024	296	303
8.375%, 12/01/2024	2,976	3,049
8.56%, 02/01/2032	161,736	185,962
9.10%, 10/01/2024	2,929	2,964
GNMA:
3.00%, 01/20/2030-12/20/2032	333,122	340,874
3.125%, 08/20/2017-11/20/2032	15,967,287	16,358,829
3.375%, 02/20/2016-01/20/2028	6,537,267	6,699,201
3.50%, 10/20/2017-03/20/2033	377,409	387,100
3.625%, 07/20/2016-09/20/2027	5,619,045	5,777,427
3.875%, 01/20/2022	7,174	7,374
4.00%, 01/20/2016-01/20/2019	874,517	894,076
4.125%, 07/20/2022	16,686	17,209
4.375%, 04/20/2016-05/20/2027	5,061,771	5,230,600
4.50%, 04/20/2016-06/20/2032	1,302,833	1,347,199
5.00%, 08/20/2015-10/20/2015	47,500	49,132

		863,703,905

Total Agency Mortgage-Backed Pass Through Securities (cost $873,248,358)		880,003,501

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 11.2%
FIXED-RATE 1.9%
FHLMC, Ser. T-55, Class 1A1, 6.50%, 03/25/2043	178,976	198,412
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	9,305,389	10,615,050
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	685,596	782,088
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,175,887	1,345,793
Ser. 2003-W02, Class 1A3, 7.50%, 07/25/2042	807,976	919,163
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	6,926,311	7,906,330

		21,766,836

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 9.3%
FHLMC, Ser. T-54, Class 4A, 4.52%, 02/25/2043	$3,482,001	$3,675,688
FNMA:
Ser. 2001-T12, Class A4, 4.61%, 08/25/2041	13,938,416	14,742,052
Ser. 2002-66, Class A3, 4.37%, 04/25/2042	18,252,744	18,894,146
Ser. 2002-D12, Class A5, 4.52%, 10/25/2041	3,505,464	3,618,015
Ser. 2002-W04, Class A6, 4.68%, 02/25/2027	5,306,651	5,508,072
Ser. 2003-07, Class A2, 3.83%, 05/25/2042	2,313,073	2,401,721
Ser. 2003-63, Class A8, 3.87%, 01/25/2043	3,158,631	3,298,301
Ser. 2003-W04, Class 5A, 4.62%, 10/25/2042	2,208,047	2,324,315
Ser. 2003-W08, Class 4A, 4.51%, 11/25/2042	1,172,037	1,239,978
Ser. 2003-W10, Class 2A, 4.56%, 06/25/2043	4,549,337	4,722,013
Ser. 2003-W18, Class 2A, 4.61%, 06/25/2033	27,639,021	28,688,094
Ser. 2004-T03, Class 2A, 4.76%, 08/25/2043	4,013,585	4,177,975
Ser. 2004-W12, Class 2A, 4.57%, 06/25/2044	12,354,215	13,019,798

		106,310,168

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $124,617,861)		128,077,004

YANKEE OBLIGATIONS – GOVERNMENT 0.3%
Instituto Nacional de Habitacao U.S. Aid Agcy., FRN, 0.81%, 12/01/2016 ☐ + (cost $4,062,500)	4,062,500	3,859,375

SHORT-TERM INVESTMENTS 1.6%
U.S. TREASURY OBLIGATION 0.0%
U.S. Treasury Bill, 0.10%, 10/14/2010 ß	500,000	499,862

	Shares	Value

MUTUAL FUND SHARES 1.6%
Wells Fargo Advantage Government Money Market Fund, 0.04% q °	17,692,569	17,692,569

Total Short-Term Investments (cost $18,192,431)		18,192,431

Total Investments (cost $1,124,275,979) 99.4%		1,133,844,709
Other Assets and Liabilities 0.6%		6,994,452

Net Assets 100.0%		$1,140,839,161

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid (unaudited).
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2010 (unaudited):

AAA	99.4%
NR	0.6%

100.0%

The following table shows the percent of total bonds based on effective maturity as of June 30, 2010 (unaudited):

Less than 1 year	1.6%
5 to 10 years	3.4%
10 to 20 years	12.0%
20 to 30 years	68.7%
Greater than 30 years	14.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

Assets
Investments in unaffiliated issuers, at value (cost $1,106,583,410)	$1,116,152,140
Investments in affiliated issuers, at value (cost $17,692,569)	17,692,569

Total investments	1,133,844,709
Receivable for securities sold	194,684
Principal paydown receivable	3,957,285
Receivable for Fund shares sold	3,904,490
Interest receivable	3,811,666
Prepaid expenses and other assets	6,887

Total assets	1,145,719,721

Liabilities
Dividends payable	414,085
Payable for Fund shares redeemed	3,882,570
Unrealized losses on interest rate swap transactions	270,663
Advisory fee payable	6,559
Distribution Plan expenses payable	13,433
Due to other related parties	5,246
Accrued expenses and other liabilities	288,004

Total liabilities	4,880,560

Net assets	$1,140,839,161

Net assets represented by
Paid-in capital	$1,477,655,260
Overdistributed net investment income	(316,903)
Accumulated net realized losses on investments	(345,797,263)
Net unrealized gains on investments	9,298,067

Total net assets	$1,140,839,161

Net assets consists of
Class A	$271,852,612
Class B	52,414,335
Class C	349,562,086
Class I	389,075,036
Class IS	77,935,092

Total net assets	$1,140,839,161

Shares outstanding (unlimited number of shares authorized)
Class A	29,836,154
Class B	5,752,461
Class C	38,364,599
Class I	42,701,180
Class IS	8,553,319

Net asset value per share
Class A	$9.11
Class A — Offering price (based on sales charge of 2.25%)	$9.32
Class B	$9.11
Class C	$9.11
Class I	$9.11
Class IS	$9.11

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2010

Investment income
Interest	$36,424,317
Income from affiliated issuers	21,188

Total investment income	36,445,505

Expenses
Advisory fee	2,544,722
Distribution Plan expenses
Class A	709,686
Class B	629,273
Class C	3,591,452
Class IS	194,484
Administrative services fee	1,211,772
Transfer agent fees	1,388,830
Trustees’ fees and expenses	44,037
Printing and postage expenses	134,549
Custodian and accounting fees	307,500
Registration and filing fees	80,263
Professional fees	94,069
Other	64,700

Total expenses	10,995,337
Less: Expense reductions	(262)

Net expenses	10,995,075

Net investment income	25,450,430

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities in unaffiliated issuers	(1,347,000)
Interest rate swap transactions	(1,746,869)

Net realized losses on investments	(3,093,869)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	17,639,913
Interest rate swap transactions	(361,826)

Net change in unrealized gains or losses on investments	17,278,087

Net realized and unrealized gains or losses on investments	14,184,218

Net increase in net assets resulting from operations	$39,634,648

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2010		2009

Operations
Net investment income		$25,450,430		$51,020,296
Net realized losses on investments		(3,093,869)		(22,923,296)
Net change in unrealized gains or losses on investments		17,278,087		(6,927,989)

Net increase in net assets resulting from operations		39,634,648		21,169,011

Distributions to shareholders from
Net investment income
Class A		(6,369,704)		(9,835,759)
Class B		(973,655)		(4,049,661)
Class C		(5,349,907)		(10,883,212)
Class I		(10,690,455)		(25,166,093)
Class IS		(1,785,757)		(3,214,475)

Total distributions to shareholders		(25,169,478)		(53,149,200)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	8,566,046	77,448,644	7,834,266	70,078,491
Class B	407,714	3,690,785	1,395,874	12,505,717
Class C	5,763,362	52,055,708	5,916,908	52,789,430
Class I	16,810,431	151,753,234	13,789,097	123,934,494
Class IS	6,538,429	59,085,949	6,259,486	56,395,614

		344,034,320		315,703,746

Net asset value of shares issued in reinvestment of distributions
Class A	526,502	4,757,512	783,748	6,998,391
Class B	83,847	757,112	333,410	2,980,933
Class C	355,022	3,207,123	699,237	6,244,821
Class I	995,372	8,992,430	2,217,247	19,807,917
Class IS	112,637	1,017,230	173,127	1,551,420

		18,731,407		37,583,482

Automatic conversion of Class B shares to Class A shares
Class A	2,290,373	20,633,196	4,942,541	44,107,213
Class B	(2,290,373)	(20,633,196)	(4,942,541)	(44,107,213)

		0		0

Payment for shares redeemed
Class A	(12,412,473)	(112,251,110)	(12,263,781)	(109,383,087)
Class B	(2,503,912)	(22,601,521)	(6,803,056)	(60,859,741)
Class C	(7,810,985)	(70,616,418)	(9,818,373)	(87,677,663)
Class I	(28,820,129)	(260,452,273)	(59,681,951)	(537,398,398)
Class IS	(7,594,500)	(68,517,204)	(9,047,172)	(79,365,181)

		(534,438,526)		(874,684,070)

Net decrease in net assets resulting from capital share transactions		(171,672,799)		(521,396,842)

Total decrease in net assets		(157,207,629)		(553,377,031)
Net assets
Beginning of period		1,298,046,790		1,851,423,821

End of period		$1,140,839,161		$1,298,046,790

Overdistributed net investment income		$(316,903)		$(705,818)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

On July 9, 2010, the net assets of the Fund were acquired by the Wells Fargo Advantage Adjustable Rate Government Fund, see note 13.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS continued

In January 2010, the Fund changed its pricing for all evaluated prices for taxable fixed income securities and non-listed preferred stocks from mean to bid prices. The change was the result of the investment advisor’s analysis of which price estimate (mean or bid) provided the better estimate of value. The impact to the net asset value (NAV) per share of the Fund on the day of the change was less than $0.01.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS continued

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Interest rate swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into interest rate swap contracts for hedging purposes to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes

NOTES TO FINANCIAL STATEMENTS continued

is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers, mortgage paydown gains and losses and swap contracts. During the year ended June 30, 2010, the following amounts were reclassified:

Paid-in capital	$(981,922)
Overdistributed net investment income	107,963
Accumulated net realized losses on investments	873,959

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. For the year ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may have invested in money market funds which were advised by EIMC during the year ended June 30, 2010. Income earned on these investments and investments in other affiliates is included in income from affiliated issuers on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended June 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended June 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the year ended June 30, 2010, WFFD and/or EIS received $17,393 from the sale of Class A shares and $16,921, $44,087 and $26,150 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $263,321,468 and $169,983,292, respectively, for the year ended June 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is

NOTES TO FINANCIAL STATEMENTS continued

significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Agency commercial mortgage-backed securities	$0	$505,952	$0	$505,952
Agency mortgage-backed collateralized mortgage obligations	0	103,206,446	0	103,206,446
Agency mortgage-backed pass through securities	0	880,003,501	0	880,003,501
Agency reperforming mortgage-backed pass through securities	0	128,077,004	0	128,077,004
U.S. Treasury obligations	0	499,862	0	499,862
Yankee obligations – government	0	0	3,859,375	3,859,375
Short-term investments	17,692,569	0	0	17,692,569

	$17,692,569	$1,112,292,765	$3,859,375	$1,133,844,709

As of June 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Interest rate swap contracts*	$0	$(270,663)	$0	$(270,663)

*	The value of swap contracts consists of unrealized losses on swap contracts as reflected on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Yankee obligations – government

Balance as of June 30, 2009	$4,453,125
Realized gains or losses	0
Change in unrealized gains or losses	31,250
Net purchases (sales)	(625,000)
Transfers in and/or out of Level 3	0

Balance as of June 30, 2010	$3,859,375

Change in unrealized gains or losses included in earnings relating to securities still held at June 30, 2010	$0

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $1,125,895,027. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,343,143 and $4,393,461, respectively, with a net unrealized appreciation of $7,949,682.

As of June 30, 2010, the Fund had $342,842,855 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2011	2012	2013	2014	2015	2016	2017	2018

$10,210,807	$124,196,026	$95,791,789	$47,790,373	$11,283,743	$18,541,278	$10,766,785	$24,262,054

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2010, the Fund incurred and will elect to defer post-October losses of $1,335,360.

6. DERIVATIVE TRANSACTIONS

During the year ended June 30, 2010, the Fund entered into interest rate swap contracts for hedging purposes.

At June 30, 2010, the Fund had the following interest rate swap contracts outstanding:

			Cash Flows	Cash Flows
	Notional		Paid by	Received	Unrealized
Expiration	Amount	Counterparty	the Fund	by the Fund	Gain (Loss)

06/30/2011	$35,000,000	Royal Bank of Scotland	Fixed-1.488%	Floating-0.534%	$(270,663)☐

☐	Valued at fair value as determined by an independent pricing service.

The Fund had an average notional balance on interest rate swaps of $82,095,890 during the year ended June 30, 2010.

NOTES TO FINANCIAL STATEMENTS continued

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended June 30, 2010, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Carryovers
		and	Temporary
Undistributed	Unrealized	Post-October	Book/Tax
Ordinary Income	Appreciation	Losses	Differences

$273,712	$7,679,019	$344,178,215	$(590,615)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $25,169,478 and $53,149,200 of ordinary income for the years ended June 30, 2010 and June 30, 2009, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the year ended June 30, 2010, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the

NOTES TO FINANCIAL STATEMENTS continued

failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. SUBSEQUENT EVENT

Effective at the close of business on July 9, 2010, the net assets of the Evergreen Adjustable Rate Fund were acquired by Wells Fargo Advantage Adjustable Rate Government Fund, which was created to receive the assets of the Evergreen Adjustable Rate Fund, in an exchange for shares of the newly created Wells Fargo Advantage Adjustable Rate Government Fund. In the reorganization, Evergreen Adjustable Rate Fund became the accounting and performance survivor. As a result, the accounting and performance history of Evergreen Adjustable Rate Fund is carried forward in the financial statements of Wells Fargo Advantage Adjustable Rate Government Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Adjustable Rate Fund, a series of the Evergreen Select Fixed Income Trust, as of June 30, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2010 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Adjustable Rate Fund as of June 30, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 27, 2010

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On June 21, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To approve the proposed reorganization of the Fund into Wells Fargo Advantage Adjustable Rate Government Fund, which will be a new series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted “For”	$544,839,512
Net assets voted “Against”	$11,139,485
Net assets voted “Abstain”	$53,802,916

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

124255 566905 rv7 08/2010

Evergreen Short Intermediate Bond Fund*

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
15	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
38	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
39	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund filed its complete schedule of portfolio holdings with the SEC for the first quarter of its current fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®, Evergreen and Wells Fargo Advantage mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

August 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this annual report for Evergreen Short Intermediate Bond Fund that covers the 12-month period that ended June 30, 2010 (the “period”).

During the period, fixed-income markets continued to show strong signs of improvement, resulting in positive returns in nearly every sector. The best-performing fixed-income markets over the past 12 months were those that offered a good level of income in the current low short-term rate and extraordinarily steep yield-curve environment, most notably lower-quality and longer maturities.

In the early months of 2009 that led into the period, concerns over deflationary pressures were rampant. Investors were still wary of market risks and deepening economic declines, and wondered if government interventions would be effective in bolstering the financial system. Whether economic conditions would improve in the near term was not as important to the markets’ performance as the basic understanding that they would likely not get any worse.

By the end of 2009, however, investors appeared less concerned with the risks of a possible deepening recession and more focused on the potential for increasing interest rates. But during the first six months of 2010, not only did short-term interest rates not rise, but yields essentially remained unchanged, or even fell, across the Treasury and municipal curves. The result was perhaps the steepest yield curve on record, certainly steeper than at any point during 2009. The investor sentiment that strengthened towards the end of 2009 was tempered by global credit fears and signals from the Federal Reserve Board (the “Fed”) suggesting that short-term interest rates would remain at the current historic lows until 2011.

Despite extensive quantitative easing measures by the Fed, bank lending remained constrained during the period, indicating that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

Although economic growth moderated during the last few months of the period, the economic recovery appeared to remain on track. Gross domestic product growth returned to positive growth in the third quarter of 2009, after having contracted for four

1

LETTER TO SHAREHOLDERS continued

consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. Extensive government policy measures—including extraordinarily accommodative monetary policy in the first half of 2009—bolstered investor confidence, which made several securities that had been priced for the worst-case scenarios become attractively undervalued in the assessment of many investors. Non-U.S. Treasury fixed-income markets rallied for most of the rest of 2009. Thus, the period began with a strong rally and increasing confidence across the fixed-income markets.

During the period, the investment managers of Evergreen’s short- and intermediate-term bond funds paid careful attention to risk management in a changing market environment. The management of Evergreen Adjustable Rate Fund focused on interest-rate movements affecting mortgage-back securities with rates that reset at periodic intervals. Meanwhile, the Evergreen Short Intermediate Bond Fund team paid particular attention to Fed policy and general economic trends as they pursued total return through investments in investment-grade debt securities of short duration.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

As always, we want to thank you for choosing Evergreen Funds. We appreciate your confidence in us.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

At a Special Meeting of Shareholders held in June 2010, shareholders of Evergreen Short-Intermediate Bond Fund approved the reorganization of Evergreen Short-Intermediate Bond Fund with the Wells Fargo Advantage Total Return Bond Fund. Accordingly, at the close of business on July 9, 2010, the net assets of Evergreen Short-Intermediate Bond Fund were acquired by the Wells Fargo Advantage Total Return Bond Fund, in exchange for shares of the Wells Fargo Advantage Total Return Bond Fund. Shareholders of Evergreen Short-Intermediate Bond Fund became shareholders of Wells Fargo Advantage Total Return Bond Fund. Further information regarding this transaction can be found in the section entitled “Additional Information” under the heading “Special Meeting of Shareholders.”

3

FUND AT A GLANCE

as of June 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Wells Capital Management Inc.

Portfolio Managers:

Troy Ludgood; Thomas O’Connor, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2010.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

Average annual return*

1-year with sales charge	9.95%	9.65%	10.65%	N/A	N/A

1-year w/o sales charge	12.54%	11.65%	11.65%	12.76%	12.48%

5-year	0.14%	-0.22%	-0.22%	0.79%	0.54%

10-year	3.38%	2.92%	2.92%	3.75%	3.49%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the fund’s Class I shares, the original class offered. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, and C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short Intermediate Bond Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Barclays Capital Intermediate Government/Credit Index (BCIGCI) and the Consumer Price Index (CPI).

The BCIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

5

FUND AT A GLANCE continued

This section left intentionally blank

A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2010, and subject to change.

6

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 12.54% for the twelve-month period ended June 30, 2010, excluding any applicable sales charges. During the same period, the BCIGCI returned 8.29%.

The fund’s objective is to seek to maximize total return through a combination of current income and capital growth.

Investment Process

The spread sector rally, evident throughout 2009, continued into the first four months of 2010 with each subsector of the Barclays Capital U.S. Aggregate Index outperforming Treasuries. Flows into investment-grade bonds remained strong as investors continued pulling funds out of money markets. However, investor sentiment took a turn late in the fiscal year as weaker-than-expected macroeconomic data, sovereign default fears, and uncertainty around financial regulatory reform took center stage, overshadowing stronger-than-expected first quarter 2010 corporate earnings and positive year-over-year economic comparisons. Also weighing on investor psyche was the uncertainty wrought by the deep water oil spill in the Gulf of Mexico in late April of 2010.

Although there was no stated change in monetary policy during the period, market expectations priced in the belief that the Fed would remain on hold for some time. Disinflation became a much larger market theme in the second quarter of 2010, given the weaker economic numbers, high unemployment, and underutilized manufacturing capacity. Many asset classes experienced heightened volatility during May of 2010, as the Dow suffered its largest intra-day point decline ever on May 6 (the “Flash Crash”) and ended the month with a 7.9% loss. Then in June, we saw a continuation of the risk-reduction market mentality as economic data weakening almost universally, translating into weaker equity prices and lower bond yields. Payroll data, retail sales, and housing data all indicated a weakening recovery and broadened fears of a double dip in the economy as the fiscal year came to a close. Against this backdrop, the fund performed well for the period, despite the fact that the market tone turned markedly negative in the last few months of the period.

Contributors to Performance

Security selection in both the asset-backed security (ABS) and commercial mortgage-backed security (CMBS) sectors contributed to performance, as did the fund’s overweights to these sectors. In ABS, in particular, an overweight to Bank of America seven-year credit card floaters and auto dealer floor plans helped returns. Generally, the CMBS and ABS sectors were star performers for much of the period, bolstered by limited supply, light dealer inventories, and steady demand. Security selection within the collateralized mortgage obligation market and corporates and non-corporates also helped fund performance. Returns on corporates were especially robust as solid fundamentals, mutual fund demand, and historically cheap valuations enticed investors.

7

PORTFOLIO MANAGER COMMENTARY continued

Detractors from performance

An overweight to the bank/finance sector detracted from fund performance on a security selection basis, as concerns with financial reform proposals and a possible uptick in supply affected valuations. JPMorgan, Credit Suisse, and Barclays lagged the Credit Index on a risk-adjusted basis. An overweight to Anadarko Petroleum detracted from performance on escalating concerns over oil spill liabilities arising from a 25% non-operating partnership interest in BP’s Deepwater Horizon drilling rig. An overweight to agency CMBS detracted from performance as spreads widened relative to unsecured agency debt. Italian utility Enel disappointed as spreads lagged due to concerns that sovereign risk would affect the company’s Italian domicile. An overweight to Petrobras dampened returns as well, brought down by apprehensions that the company might begin to raise significant debt and equity to fund pre-salt exploration.

Portfolio Management Outlook

At present, markets have priced in a weaker economic scenario, with traders remaining relatively risk averse, as economic concerns, low yields, and spotty, albeit improved, liquidity bring back memories of 2008. While we currently expect pent-up demand in sectors like housing, autos, and business investment to support economic growth, investors presently are looking for confirmation in the data that the recovery remains on track.

Congressional passage of financial regulatory reform and additional clarity on eurozone policies on banks and sovereigns will likely affect the markets going forward. On balance, the conference report on financial regulatory reform was in line with our expectations and included some improvements from prior proposals. In Europe, the release of bank stress test results could provide additional clarity to a stressed market.

Recently, we scaled back ABS/CMBS and credit exposures, particularly in securities that could be exposed to higher idiosyncratic risk. Although our most likely scenario points to a favorable outcome, we have maintained a measured stance on credit spreads at present valuations as markets face greater uncertainty.

We believe currently we have mitigated downside risk to the portfolio and remain well-positioned to take advantage of new relative value opportunities as they arise. In particular, we expect increased corporate issuance to provide additional security selection opportunities in the third quarter of 2010, especially in banks and sovereigns/supranationals. In mortgages, we presently remain overweight while mitigating the risk of prepayment shocks by focusing on securities with more favorable yield/duration characteristics.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

8

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2010	6/30/2010	During Period*

Actual
Class A	$1,000.00	$1,048.71	$ 5.99
Class B	$1,000.00	$1,044.58	$10.04
Class C	$1,000.00	$1,044.58	$10.04
Class I	$1,000.00	$1,049.74	$ 4.98
Class IS	$1,000.00	$1,048.45	$ 6.25
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.94	$ 5.91
Class B	$1,000.00	$1,014.98	$ 9.89
Class C	$1,000.00	$1,014.98	$ 9.89
Class I	$1,000.00	$1,019.93	$ 4.91
Class IS	$1,000.00	$1,018.70	$ 6.16

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.18% for Class A, 1.98% for Class B, 1.98% for Class C, 0.98% for Class I and 1.23% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$4.67	$5.50	$5.90	$5.84	$6.11

Income from investment operations
Net investment income	0.16	0.26	0.29	0.26	0.24
Net realized and unrealized gains or losses on investments	0.42	(0.87)	(0.42)	0.06	(0.26)

Total from investment operations	0.58	(0.61)	(0.13)	0.32	(0.02)

Distributions to shareholders from
Net investment income	(0.16)	(0.19)	(0.12)	(0.25)	(0.25)
Tax basis return of capital	0	(0.03)[1]	(0.15)[1]	(0.01)[1]	0

Total distributions to shareholders	(0.16)	(0.22)	(0.27)	(0.26)	(0.25)

Net asset value, end of period	$5.09	$4.67	$5.50	$5.90	$5.84

Total return[2]	12.54%	(10.94)%	(2.28)%	5.51%	(0.31)%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,058	$18,620	$28,718	$56,384	$68,516
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%	0.91%	0.81%	0.79%	0.77%
Expenses excluding waivers/reimbursements and expense reductions	1.21%	0.96%	0.90%	0.89%	0.87%
Net investment income	3.19%	5.11%	4.80%	4.33%	4.03%
Portfolio turnover rate	464%	189%	191%	128%	113%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2010	2009	2008	2007	2006

Net asset value, beginning of period	$4.67	$5.50	$5.90	$5.84	$6.11

Income from investment operations
Net investment income	0.12	0.22	0.24	0.21	0.20
Net realized and unrealized gains or losses on investments	0.42	(0.86)	(0.41)	0.06	(0.27)

Total from investment operations	0.54	(0.64)	(0.17)	0.27	(0.07)

Distributions to shareholders from
Net investment income	(0.12)	(0.16)	(0.08)	(0.20)	(0.20)
Tax basis return of capital	0	(0.03)[1]	(0.15)[1]	(0.01)[1]	0

Total distributions to shareholders	(0.12)	(0.19)	(0.23)	(0.21)	(0.20)

Net asset value, end of period	$5.09	$4.67	$5.50	$5.90	$5.84

Total return[2]	11.65%	(11.66)%	(3.06)%	4.67%	(1.15)%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,718	$2,604	$3,589	$5,133	$7,131
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.97%	1.71%	1.61%	1.59%	1.57%
Expenses excluding waivers/reimbursements and expense reductions	1.97%	1.71%	1.61%	1.59%	1.57%
Net investment income	2.40%	4.33%	4.02%	3.55%	3.22%
Portfolio turnover rate	464%	189%	191%	128%	113%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2010	2009	2008	2007	2006

Net asset value, beginning of period	$4.67	$5.50	$5.90	$5.84	$6.11

Income from investment operations
Net investment income	0.12	0.19	0.24	0.21	0.19
Net realized and unrealized gains or losses on investments	0.42	(0.83)	(0.41)	0.06	(0.26)

Total from investment operations	0.54	(0.64)	(0.17)	0.27	(0.07)

Distributions to shareholders from
Net investment income	(0.12)	(0.16)	(0.08)	(0.20)	(0.20)
Tax basis return of capital	0	(0.03)[1]	(0.15)[1]	(0.01)[1]	0

Total distributions to shareholders	(0.12)	(0.19)	(0.23)	(0.21)	(0.20)

Net asset value, end of period	$5.09	$4.67	$5.50	$5.90	$5.84

Total return[2]	11.65%	(11.66)%	(3.06)%	4.67%	(1.15)%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,886	$9,488	$9,974	$13,035	$16,659
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.97%	1.72%	1.61%	1.59%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.97%	1.72%	1.61%	1.59%	1.58%
Net investment income	2.33%	4.31%	4.03%	3.55%	3.23%
Portfolio turnover rate	464%	189%	191%	128%	113%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$4.67	$5.50	$5.90	$5.84	$6.11

Income from investment operations
Net investment income	0.17 [1]	0.26 [1]	0.29	0.28	0.25
Net realized and unrealized gains or losses on investments	0.42	(0.86)	(0.40)	0.05	(0.26)

Total from investment operations	0.59	(0.60)	(0.11)	0.33	(0.01)

Distributions to shareholders from
Net investment income	(0.17)	(0.20)	(0.14)	(0.26)	(0.26)
Tax basis return of capital	0	(0.03)[1]	(0.15)[1]	(0.01)[1]	0

Total distributions to shareholders	(0.17)	(0.23)	(0.29)	(0.27)	(0.26)

Net asset value, end of period	$5.09	$4.67	$5.50	$5.90	$5.84

Total return	12.76%	(10.76)%	(2.08)%	5.71%	(0.16)%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,259	$51,230	$465,547	$715,849	$986,859
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.96%	0.69%	0.61%	0.59%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.96%	0.69%	0.61%	0.59%	0.57%
Net investment income	3.49%	5.33%	5.01%	4.53%	4.23%
Portfolio turnover rate	464%	189%	191%	128%	113%

1	Per share amount is based on average shares outstanding during the period.

See Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS IS	2010	2009	2008	2007	2006

Net asset value, beginning of period	$4.67	$5.50	$5.90	$5.84	$6.11

Income from investment operations
Net investment income	0.15	0.25	0.28	0.27	0.24
Net realized and unrealized gains or losses on investments	0.43	(0.86)	(0.41)	0.06	(0.26)

Total from investment operations	0.58	(0.61)	(0.13)	0.33	(0.02)

Distributions to shareholders from
Net investment income	(0.16)	(0.19)	(0.12)	(0.26)	(0.25)
Tax basis return of capital	0	(0.03)[1]	(0.15)[1]	(0.01)[1]	0

Total distributions to shareholders	(0.16)	(0.22)	(0.27)	(0.27)	(0.25)

Net asset value, end of period	$5.09	$4.67	$5.50	$5.90	$5.84

Total return	12.48%	(10.99)%	(2.33)%	5.45%	(0.39)%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,925	$5,837	$9,005	$12,898	$15,562
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.21%	0.96%	0.86%	0.84%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	1.21%	0.96%	0.86%	0.84%	0.83%
Net investment income	3.16%	5.08%	4.78%	4.31%	3.99%
Portfolio turnover rate	464%	189%	191%	128%	113%

1	Per share amount is based on average shares outstanding during the period.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS

June 30, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 9.6%
FIXED-RATE 9.6%
FHLMC:
Ser. 2542, Class ES, 5.00%, 12/15/2017 ##	$900,000	$967,766
Ser. 2694, Class QG, 4.50%, 01/15/2029 ##	500,000	524,541
Ser. 2957, Class PT, 5.50%, 11/15/2033 ##	535,000	572,963
Ser. 3631, Class PA, 4.00%, 02/15/2040 ##	82,231	86,752
Ser. K007, Class A1, 3.34%, 12/25/2019 ##	205,000	209,561
FNMA:
Ser. 2001-81, Class HE, 6.50%, 01/25/2032 ##	901,958	987,785
Ser. 2002-94, Class HQ, 4.50%, 01/25/2018 ##	1,000	1,069
Ser. 2003-108, Class BE, 4.00%, 11/25/2018 ##	900,000	947,026
Ser. 2003-3, Class HJ, 5.00%, 02/25/2018 ##	1,000	1,080
Ser. 2004-60, Class PA, 5.50%, 04/25/2034 ##	461	495
Ser. 2005-58, Class MA, 5.50%, 07/25/2035 ##	451	500
Ser. 2007-113, Class DB, 4.50%, 12/25/2022 ##	1,000	1,069
Ser. 2007-30, Class MA, 4.25%, 02/25/2037 ##	533	568
Ser. 2007-39, Class NA, 4.25%, 01/25/2037 ##	1,126	1,195
Ser. 2007-74, Class A, 5.00%, 04/25/2034 ##	67,612	70,648
Ser. 2009-71, Class JT, 6.00%, 06/25/2036 ##	480,226	525,622
Ser. 2009-78, Class J, 5.00%, 09/25/2019 ##	241,153	257,054
Ser. 2009-80, Class KC, 5.00%, 09/25/2037 ##	816,935	876,082
Ser. 2010-54, Class EA, 4.50%, 06/25/2040 ##	269,978	284,146
Ser. 2010-M1, Class A2, 4.45%, 09/25/2019 ##	100,000	105,081

		6,421,003

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 1.08%, 02/15/2027 ##	9,351	9,411

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $6,371,416)		6,430,414

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 30.7%
FIXED-RATE 27.2%
FHLMC:
4.32%, 11/25/2019 ##	136,000	142,173
5.50%, 12/01/2019 ##	1,618,741	1,757,219
FNMA:
4.33%, 03/25/2020 ##	787,000	820,112
5.00%, 03/01/2034 #	779,040	828,493
5.50%, 12/01/2033 #	2,360,000	2,542,162
5.50%, 07/01/2035 ##	141,805	152,936
6.00%, 08/01/2022-04/01/2035 ##	1,074,109	1,179,544
6.50%, 07/01/2017 ##	247,216	269,794
7.00%, 01/01/2040 ##	79,303	88,236

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 30 year:
4.50%, TBA #	$6,600,000	$6,840,280
5.00%, TBA #	1,000,000	1,054,219
5.50%, TBA #	1,500,000	1,610,156
GNMA, 8.05%, 07/15/2019-10/15/2020 ##	309,840	349,554
GNMA 30 year, 4.50%, TBA #	500,000	519,611

		18,154,489

FLOATING-RATE 3.5%
FHLMC:
5.84%, 11/01/2036 ##	452,111	487,341
6.15%, 06/01/2037-09/01/2037 ##	823,360	890,573
FNMA:
3.10%, 06/01/2017 ¶	3,969	4,019
5.50%, 01/01/2037 ¶	77,090	81,947
5.57%, 02/01/2039 ¶	95,250	102,221
5.66%, 10/01/2037 ¶	35,606	38,221
5.76%, 02/01/2037-11/01/2037 ¶	76,981	82,895
5.79%, 04/01/2037 ¶	53,679	57,729
5.81%, 03/01/2037 ¶	28,353	30,533
5.82%, 07/01/2037 ¶	59,145	63,686
5.83%, 02/01/2037 ¶	1,074	1,159
5.85%, 04/01/2037-12/01/2037 ##	199,806	215,296
5.86%, 01/01/2037 ¶	1,975	2,131
5.87%, 04/01/2037-10/01/2037 ¶	73,439	79,113
5.88%, 01/01/2037 ¶	1,081	1,166
5.89%, 07/01/2037 ¶	64,681	69,720
5.90%, 03/01/2037 ¶	1,376	1,484
5.95%, 10/01/2037 ¶	2,794	3,017
5.96%, 07/01/2037 ¶	40,867	44,053
5.99%, 12/01/2036 ¶	836	903
6.00%, 11/01/2037 ¶	34,948	37,660
6.02%, 10/01/2037 ¶	23,666	25,525
6.04%, 09/01/2037 ¶	14,710	15,871
6.27%, 10/01/2036-09/01/2037 ¶	6,442	6,971

		2,343,234

Total Agency Mortgage-Backed Pass Through Securities (cost $20,241,588)		20,497,723

ASSET-BACKED SECURITIES 6.0%
Ally Master Owner Trust, Ser. 2010-3, Class A, FRN, 2.88%, 04/15/2013 144A	254,000	257,573
Bank of America Credit Card Trust, Ser. 2008-A1, Class A1, FRN, 0.93%, 04/15/2013	1,294,000	1,296,044
Chase Issuance Trust, Ser. 2008-A3, Class A, FRN, 1.45%, 03/15/2016	101,000	103,723

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Discover Card Master Trust:
Ser. 2009-A1, Class A1, FRN, 1.65%, 12/15/2014	$123,000	$125,007
Ser. 2009-A2, Class A, FRN, 1.65%, 02/17/2015	280,000	285,301
Ford Credit Floorplan Master Owner Trust, Ser. 2010-3, Class A1, 4.20%, 02/15/2017 144A	200,000	210,274
Huntington Auto Trust, Ser. 2009-1A, Class A4, 5.73%, 01/15/2014 144A	169,000	181,422
Nelnet Student Loan Trust, Ser. 2008-3, Class A4, FRN, 2.15%, 11/25/2017	370,000	383,416
Nissan Auto Receivables Owner Trust, Ser. 2009-1, Class A3, 5.00%, 09/15/2014	172,000	177,835
Nordstrom Credit Card Trust, Ser. 2007-A2, Class A, FRN, 0.41%, 05/15/2015 144A	110,000	107,978
SLM Student Loan Trust:
Ser. 2008-1, Class A4A, FRN, 2.14%, 12/15/2032	659,000	684,277
Ser. 2008-5, Class A4, FRN, 2.02%, 07/25/2023	204,000	214,278

Total Asset-Backed Securities (cost $4,009,934)		4,027,128

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.2%
FIXED-RATE 9.1%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-6, Class A3, 4.51%, 12/10/2042	37,000	37,835
Ser. 2005-4, Class A5A, 4.93%, 07/10/2045	218,000	221,005
Ser. 2006-3, Class A4, 5.89%, 07/10/2044	138,000	140,173
Ser. 2006-5, Class A4, 5.41%, 09/10/2047	261,000	273,116
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2002-PBW1, Class A2, 4.72%, 11/11/2035	307,000	320,706
Ser. 2003-T12, Class A3, 4.24%, 08/13/2039	16,933	17,398
Ser. 2004-PWR4, Class A3, 5.47%, 06/11/2041	35,000	37,436
Ser. 2005-PW10, Class A4, 5.41%, 12/11/2040	100,000	105,116
Ser. 2005-PWR7, Class A2, 4.95%, 02/11/2041	53,303	54,496
Commercial Mtge. Pass-Through Certs., Ser. 2001-J2A, Class B, 6.30%, 07/16/2034 144A	111,000	123,848
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-CKS4, Class A1, 4.49%, 11/15/2036	9,023	9,096
Ser. 2005-C1, Class A3, 4.81%, 02/15/2038	17,616	17,991
Ser. 2005-C2, Class A4, 4.83%, 04/15/2037	91,000	92,410
Ser. 2007-C5, Class A3, 5.69%, 09/15/2040	90,000	91,334
Developers Diversified Realty Corp., Ser. 2009-DDR1, Class A, 3.81%, 10/14/2022 144A	102,741	106,088
First Union National Bank Comml. Mtge. Trust, Ser. 2002-C1, Class A2, 6.14%, 02/12/2034	528,691	553,012
GE Capital Comml. Mtge. Corp., Ser. 2001-3, Class A, 5.56%, 06/10/2038	6,325	6,393
GMAC Comml. Mtge. Securities, Inc.:
Ser. 2001-C2, Class B, 6.79%, 04/15/2034	25,000	25,951
Ser. 2003-C2:
Class A2, 5.66%, 05/10/2040	40,000	43,321
Class D, 5.67%, 05/10/2040	30,000	30,085
Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	69,000	71,183

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Greenwich Capital Comml. Funding Corp.:
Ser. 2004-GG1, Class A6, 5.14%, 06/10/2036	$65,000	$68,733
Ser. 2005-GG5, Class A5, 5.22%, 04/10/2037	208,000	213,657
GS Mtge. Securities Corp.:
Ser. 2001-GL3A, Class A2, 6.45%, 08/05/2018 144A	179,000	187,693
Ser. 2004-C1, Class A2, 4.32%, 10/10/2028	81,387	81,655
Impact Funding, LLC, Ser. 2010-1, Class A1, 5.31%, 01/25/2051 144A ☐	210,665	210,645
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2001-CIB2, Class D, 6.85%, 04/15/2035	38,000	38,338
Ser. 2002-C2, Class B, 5.21%, 12/12/2034	22,000	22,830
Ser. 2003-CB7, Class A4, 4.88%, 01/12/2038	95,000	100,053
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	16,000	17,151
Ser. 2005-LDP2, Class A3A, 4.68%, 07/15/2042	189,064	195,045
Ser. 2005-LDP4, Class A4, 4.92%, 10/15/2042	29,000	30,509
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	223,000	220,401
Ser. 2007-C1, Class A4, 5.72%, 02/15/2051	131,000	129,046
Ser. 2007-LD12, Class A3, 6.19%, 02/15/2051	100,000	102,268
Ser. 2008-C2, Class A1, 5.02%, 02/12/2051	6,925	7,119
Ser. 2009-IWST, Class A2, 5.63%, 12/01/2019 144A	144,000	157,546
Ser. 2010-C1, Class A1, 3.85%, 06/15/2043 144A	160,000	163,944
LB-UBS Comml. Mtge. Trust:
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	41,261	42,219
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	130,000	138,874
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	40,000	40,945
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	79,000	80,021
Ser. 2006-C4, Class A4, 6.08%, 06/15/2038	185,000	198,668
Ser. 2007-C3, Class A3, 6.14%, 07/15/2044	38,000	39,835
Ser. 2008-C1, Class A2, 6.32%, 04/15/2041	206,000	218,604
Merrill Lynch Mtge. Trust:
Ser. 2004-KEY2, Class A4, 4.86%, 08/12/2039	50,000	51,449
Ser. 2005-CIP1, Class A4, 5.05%, 07/12/2038	79,000	82,706
Ser. 2007, Class A3, 6.02%, 06/12/2050	104,000	107,607
Morgan Stanley Capital I, Inc.:
Ser. 2004-HQ3, Class A4, 4.80%, 01/13/2041	47,000	49,313
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	306,000	311,932
Ser. 2004-IQ8, Class A4, 4.90%, 06/15/2040	116,000	120,035
Ser. 2004-T15, Class A4, 5.27%, 06/13/2041	47,000	49,431
Ser. 2005-HQ5, Class AAB, 5.04%, 01/14/2042	48,084	50,323
Prudential Comml. Mtge. Funding Corp., Ser. 2001-Rock, Class B, 6.76%, 05/10/2034	39,000	40,493
Salomon Brothers Mtge. Securities VII, Ser. 2000-C2, Class C, 7.73%, 07/18/2033	63,000	62,912
Sequoia Mtge. Trust, Ser. 2010-H1, Class A1, 3.75%, 02/25/2040	95,770	95,704

		6,105,697

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE 0.1%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2000-C10, Class C, 7.92%, 08/15/2032	$41,000	$40,981

Total Commercial Mortgage-Backed Securities (cost $6,018,577)		6,146,678

CORPORATE BONDS 29.4%
CONSUMER DISCRETIONARY 4.0%
Automobiles 1.2%
DaimlerChrysler AG, 7.30%, 01/15/2012	745,000	803,044

Media 2.8%
Comcast Corp., 6.75%, 01/30/2011	750,000	773,468
Time Warner, Inc., 6.875%, 05/01/2012	1,000,000	1,089,444

		1,862,912

CONSUMER STAPLES 1.1%
Beverages 0.8%
PepsiCo, Inc., 5.00%, 06/01/2018	500,000	553,905

Food & Staples Retailing 0.1%
Wrigley Co., 3.70%, 06/30/2014 144A	70,000	70,802

Tobacco 0.2%
Altria Group, Inc., 9.70%, 11/10/2018	90,000	113,974

ENERGY 3.0%
Oil, Gas & Consumable Fuels 3.0%
Hess Corp., 8.125%, 02/15/2019	310,000	386,432
Husky Energy, Inc., 5.90%, 06/15/2014	500,000	556,565
Marathon Oil Corp., 6.00%, 10/01/2017	200,000	223,467
Shell International Finance BV, 3.10%, 06/28/2015	143,000	145,213
XTO Energy, Inc., 5.50%, 06/15/2018	595,000	680,390

		1,992,067

FINANCIALS 9.3%
Capital Markets 4.4%
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	750,000	780,622
Lazard Group, LLC, 7.125%, 05/15/2015	210,000	221,172
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	750,000	797,434
Morgan Stanley:
5.625%, 01/09/2012	400,000	416,220
5.95%, 12/28/2017	700,000	708,862

		2,924,310

Commercial Banks 0.4%
HSBC Bank plc, 3.50%, 06/28/2015 144A	275,000	277,645

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 2.1%
American Express Co., 7.25%, 05/20/2014	$305,000	$346,672
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/2013	1,000,000	1,093,300

		1,439,972

Diversified Financial Services 1.7%
Citigroup, Inc., 6.375%, 08/12/2014	145,000	154,012
JPMorgan Chase & Co.:
3.40%, 06/24/2015	58,000	58,037
5.375%, 10/01/2012	750,000	810,624
WEA Finance, LLC, 7.50%, 06/02/2014 144A	75,000	84,995

		1,107,668

Real Estate Investment Trusts (REITs) 0.7%
HCP, Inc., 6.00%, 01/30/2017	500,000	504,838

HEALTH CARE 3.3%
Biotechnology 1.7%
Amgen, Inc., 5.85%, 06/01/2017	1,000,000	1,159,147

Health Care Providers & Services 1.6%
UnitedHealth Group, Inc., 6.875%, 02/15/2038	250,000	282,624
WellPoint, Inc., 5.875%, 06/15/2017	700,000	779,843

		1,062,467

INDUSTRIALS 2.2%
Road & Rail 2.2%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	750,000	812,323
Union Pacific Corp., 6.125%, 01/15/2012	595,000	639,010

		1,451,333

INFORMATION TECHNOLOGY 1.3%
Computers & Peripherals 1.3%
Hewlett Packard Co., 6.125%, 03/01/2014	745,000	855,857

MATERIALS 1.0%
Chemicals 1.0%
Dow Chemical Co., 7.60%, 05/15/2014	565,000	652,498

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc., 7.375%, 11/15/2013	1,000,000	1,172,353

Wireless Telecommunication Services 1.3%
AT&T Wireless, 8.125%, 05/01/2012	750,000	839,246

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 1.2%
Electric Utilities 1.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	$750,000	$818,668

Total Corporate Bonds (cost $18,246,560)		19,662,706

U.S. TREASURY OBLIGATIONS 16.8%
U.S. Treasury Bonds, 4.375%, 11/15/2039	59,000	63,692
U.S. Treasury Notes:
0.75%, 05/31/2012	589,000	590,702
1.125%, 06/15/2013	12,000	12,048
1.375%, 05/15/2013 ¶	863,000	873,520
1.75%, 04/15/2013	75,000	76,705
1.875%, 02/28/2014	242,000	246,613
1.875%, 06/30/2015 ¶	758,000	760,902
2.125%, 05/31/2015	299,000	304,140
2.50%, 04/30/2015 ¶	1,462,000	1,513,970
3.50%, 05/15/2020	1,592,000	1,666,123
3.625%, 08/15/2019-02/15/2020	4,823,000	5,099,126

Total U.S. Treasury Obligations (cost $10,793,640)		11,207,541

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.3%
FLOATING-RATE 0.3%
Perpetual Savings Bank, Ser. 1990-1, Class 1, 4.93%, 04/01/2020 (cost $191,791)	192,032	188,629

YANKEE OBLIGATIONS – CORPORATE 6.7%
FINANCIALS 1.3%
Commercial Banks 0.8%
Export-Import Bank of Korea, 5.875%, 01/14/2015	500,000	541,759

Diversified Financial Services 0.5%
Cie de Financement Foncier, 2.125%, 04/22/2013 144A	300,000	302,904

HEALTH CARE 2.9%
Health Care Equipment & Supplies 1.3%
Covidien, Ltd., 5.45%, 10/15/2012	775,000	845,370

Pharmaceuticals 1.6%
AstraZeneca plc, 5.40%, 09/15/2012	1,010,000	1,102,828

MATERIALS 1.7%
Metals & Mining 1.7%
Rio Tinto, Ltd., 5.875%, 07/15/2013	1,010,000	1,106,607

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc., 6.375%, 03/01/2014	500,000	567,684

Total Yankee Obligations – Corporate (cost $4,190,156)		4,467,152

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

June 30, 2010

	Shares	Value

SHORT-TERM INVESTMENTS 5.7%
MUTUAL FUND SHARES 5.7%
Wells Fargo Advantage Money Market Trust, 0.28% ## q ° (cost $3,827,729)	3,827,729	$3,827,729

Total Investments (cost $73,891,391) 114.4%		76,455,700

	Principal Amount	Value

SECURITIES SOLD SHORT (4.8%)
AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES (4.8%)
FIXED-RATE (4.8%)
FNMA 30 year:
5.00%, TBA #	$(500,000)	(528,984)
5.50%, TBA #	(2,500,000)	(2,683,594)

Total Securities Sold Short (proceeds $3,210,156)		(3,212,578)

Other Assets and Liabilities (9.6%)		(6,398,843)

Net Assets 100.0%		$66,844,279

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
¶	All or a portion of this security has been segregated as collateral for short sales.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
TBA	To Be Announced

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2010 (unaudited):

AAA	65.7%
AA	2.7%
A	18.5%
BBB	13.1%

100.0%

The following table shows the percent of total bonds based on effective maturity as of June 30, 2010 (unaudited):

Less than 1 year	3.9%
1 to 3 year(s)	30.0%
3 to 5 years	41.3%
5 to 10 years	24.0%
10 to 20 years	0.3%
20 to 30 years	0.5%

100.0%

See Notes to Financial Statements

22

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

Assets
Investments in unaffiliated issuers, at value (cost $70,063,662)	$72,627,971
Investments in affiliated issuers, at value (cost $3,827,729)	3,827,729

Total investments	76,455,700
Receivable for securities sold	13,687,216
Principal paydown receivable	38,978
Receivable for Fund shares sold	45,388
Interest receivable	552,786
Prepaid expenses and other assets	14,990

Total assets	90,795,058

Liabilities
Dividends payable	20,417
Payable for securities purchased	20,427,931
Payable for Fund shares redeemed	177,325
Payable for securities sold short, at value (proceeds $3,210,156)	3,212,578
Due to custodian bank	23,124
Advisory fee payable	571
Due to other related parties	1,053
Interest payable on securities sold short	5,868
Accrued expenses and other liabilities	81,912

Total liabilities	23,950,779

Net assets	$66,844,279

Net assets represented by
Paid-in capital	$174,012,529
Overdistributed net investment income	(83,633)
Accumulated net realized losses on investments	(109,646,504)
Net unrealized gains on investments	2,561,887

Total net assets	$66,844,279

Net assets consists of
Class A	$19,057,539
Class B	2,718,008
Class C	12,885,539
Class I	27,258,678
Class IS	4,924,515

Total net assets	$66,844,279

Shares outstanding (unlimited number of shares authorized)
Class A	3,741,351
Class B	533,591
Class C	2,529,706
Class I	5,351,380
Class IS	966,760

Net asset value per share
Class A	$5.09
Class A — Offering price (based on sales charge of 2.25%)	$5.21
Class B	$5.09
Class C	$5.09
Class I	$5.09
Class IS	$5.09

See Notes to Financial Statements

23

STATEMENT OF OPERATIONS

Year Ended June 30, 2010

Investment income
Interest	$3,384,118
Income from affiliated issuers	20,207

Total investment income	3,404,325

Expenses
Advisory fee	325,441
Distribution Plan expenses
Class A	47,228
Class B	25,440
Class C	117,430
Class IS	13,935
Administrative services fee	77,486
Transfer agent fees	161,173
Trustees’ fees and expenses	3,980
Printing and postage expenses	29,950
Custodian and accounting fees	25,449
Registration and filing fees	72,351
Professional fees	39,212
Interest on securities sold short	5,868
Other	4,017

Total expenses	948,960
Less: Expense reductions	(29)
Expense reimbursements	(9,446)

Net expenses	939,485

Net investment income	2,464,840

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities
Unaffiliated issuers	(3,416,343)
Affiliated issuers	(150,525)

Net realized losses on investments	(3,566,868)

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	10,489,318
Affiliated issuers	201,544
Securities sold short	(2,422)

Net change in unrealized gains or losses on investments	10,688,440

Net realized and unrealized gains or losses on investments	7,121,572

Net increase in net assets resulting from operations	$9,586,412

See Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2010		2009

Operations
Net investment income		$2,464,840		$13,591,850
Net realized losses on investments		(3,566,868)		(107,619,575)
Net change in unrealized gains or losses on investments		10,688,440		37,104,010

Net increase (decrease) in net assets resulting from operations		9,586,412		(56,923,715)

Distributions to shareholders from
Net investment income
Class A		(610,279)		(853,087)
Class B		(61,947)		(90,148)
Class C		(279,296)		(289,161)
Class I		(1,368,665)		(10,030,124)
Class IS		(178,739)		(277,194)
Tax basis return of capital
Class A		0		(110,418)
Class B		0		(14,495)
Class C		0		(47,375)
Class I		0		(1,179,266)
Class IS		0		(36,262)

Total distributions to shareholders		(2,498,926)		(12,927,530)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	917,110	4,543,294	872,723	4,085,756
Class B	269,895	1,334,500	294,114	1,359,864
Class C	1,341,799	6,667,163	845,626	3,851,235
Class I	1,074,159	5,306,824	4,938,004	23,576,883
Class IS	530	2,074	98	445

		17,853,855		32,874,183

Net asset value of shares issued in reinvestment of distributions
Class A	96,241	477,465	158,735	746,193
Class B	9,222	45,717	14,792	69,313
Class C	37,993	188,468	50,623	236,124
Class I	248,980	1,232,610	1,098,351	5,196,813
Class IS	22,538	111,745	42,594	199,656

		2,056,005		6,448,099

Automatic conversion of Class B shares to Class A shares
Class A	54,860	265,438	93,538	435,661
Class B	(54,860)	(265,438)	(93,538)	(435,661)

		0		0

Payment for shares redeemed
Class A	(1,315,383)	(6,496,103)	(2,360,511)	(11,409,972)
Class B	(248,383)	(1,225,602)	(310,409)	(1,474,633)
Class C	(882,563)	(4,379,280)	(678,227)	(3,203,858)
Class I	(6,945,966)	(34,315,514)	(79,748,869)	(380,393,913)
Class IS	(306,594)	(1,515,864)	(430,467)	(2,042,507)

		(47,932,363)		(398,524,883)

Net decrease in net assets resulting from capital share transactions		(28,022,503)		(359,202,601)

Total decrease in net assets		(20,935,017)		(429,053,846)

See Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended June 30,

	2010	2009

Net assets
Beginning of period	$87,779,296	$516,833,142

End of period	$66,844,279	$87,779,296

Overdistributed net investment income	$(83,633)	$(109,186)

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non

27

NOTES TO FINANCIAL STATEMENTS continued

listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

In January 2010, the Fund changed its pricing for all evaluated prices for taxable fixed income securities and non-listed preferred stocks from mean to bid prices. The change was the result of the investment advisor’s analysis of which price estimate (mean or bid) provided the better estimate of value. The impact to the net asset value (NAV) per share of the Fund on the day of the change was less than $0.01.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

28

NOTES TO FINANCIAL STATEMENTS continued

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a

29

NOTES TO FINANCIAL STATEMENTS continued

credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

f. Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

30

NOTES TO FINANCIAL STATEMENTS continued

g. Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

31

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended June 30, 2010, the following amounts were reclassified:

Paid-in capital	$(1,007,279)
Overdistributed net investment income	59,639
Accumulated net realized losses on investments	947,640

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the year ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.42% of the Fund’s average daily net assets.

Wells Capital Management, Inc. (“Wells Capital”), an indirect wholly-owned subsidiary of Wells Fargo, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund. Prior to December 1, 2009, Tattersall Advisory Group, Inc. an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, was the investment sub-advisor to the Fund and was paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2010, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $9,446.

The Fund may have invested in money market funds which were advised by EIMC during the year ended June 30, 2010. Income earned on these investments and investments in other affiliates is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the

32

NOTES TO FINANCIAL STATEMENTS continued

year ended June 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended June 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the year ended June 30, 2010, WFFD and/or EIS received $335 from the sale of Class A shares and $33, $3,020 and $5,202 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 2010:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$326,690,052	$36,764,335	$320,437,892	$65,348,946

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

33

NOTES TO FINANCIAL STATEMENTS continued

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-backed securities	$0	$4,027,128	$0	$4,027,128
Commercial mortgage-backed securities	0	5,936,033	210,645	6,146,678
Corporate bonds	0	19,662,706	0	19,662,706
Agency mortgage-backed collateralized mortgage obligations	0	6,430,414	0	6,430,414
Mortgage-backed pass through securities	0	20,686,352	0	20,686,352
U.S. Treasury obligations	11,207,541	0	0	11,207,541
Yankee obligations – corporate	0	4,467,152	0	4,467,152
Short-term investments	3,827,729	0	0	3,827,729

	$15,035,270	$61,209,785	$210,645	$76,455,700

Further details on the major security types listed above can be found in the Schedule of Investments.

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in securities sold short	$0	$(3,212,578)	$0	$(3,212,578)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Commercial mortgage-backed securities

Balance as of June 30, 2009	$0
Realized gains or losses	0
Change in unrealized gains or losses	497
Net purchases (sales)	210,148
Transfers in and/or out of Level 3	0

Balance as of June 30, 2010	$210,645

Change in unrealized gains or losses included in earnings relating to securities still held at June 30, 2010	$497

34

NOTES TO FINANCIAL STATEMENTS continued

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $73,898,465. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,575,063 and $17,828, respectively, with a net unrealized appreciation of $2,557,235.

As of June 30, 2010, the Fund had $109,639,430 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2012	2014	2015	2017	2018

$830,422	$4,490,699	$9,632,018	$54,121,869	$40,564,422

6. IN-KIND TRANSACTION

Effective at the close of business on May 28, 2009, the Fund redeemed assets through an in-kind redemption. The number and value of Class I shares redeemed are reflected as payment for shares redeemed in the Statement of Changes in Net Assets for the year ended June 30, 2009. In the transaction, the Fund distributed securities with a market value of $73,625,934 and cash in the amount of $6,949,704. The Fund realized $13,276,820 of net capital losses resulting from the in-kind redemption.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2010, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

		Temporary
Unrealized	Capital Loss	Book/Tax
Appreciation	Carryovers	Differences

$2,554,813	$109,639,430	$(83,633)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

35

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended June 30,

	2010	2009

Ordinary Income	$2,498,926	$11,539,714
Return of Capital	0	1,387,816

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the year ended June 30, 2010, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra

36

NOTES TO FINANCIAL STATEMENTS continued

Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. SUBSEQUENT EVENT

Effective at the close of business on July 9, 2010, Well Fargo Advantage Total Return Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of Well Fargo Advantage Total Return Bond Fund.

37

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short Intermediate Bond Fund, a series of the Evergreen Select Fixed Income Trust, as of June 30, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short Intermediate Bond Fund as of June 30, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 27, 2010

38

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On April 29, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.

Proposal 1 — The proposed reorganization of the Fund into Wells Fargo Advantage Total Return Bond Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted “For”	$36,629,269
Net assets voted “Against”	$532,493
Net assets voted “Abstain”	$8,990,554

Proposal 2 — To consider and act upon an investment sub-advisory agreement between Evergreen Investment Management Company, LLC and Wells Capital Management, Inc.:

Net assets voted “For”	$36,491,292
Net assets voted “Against”	$561,327
Net assets voted “Abstain”	$9,099,696

39

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

40

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

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Item 2 – Code of Ethics

(a)	The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.
(b)	During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.
(c)	During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 – Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Item 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the two series of the Registrant’s annual financial statements for the fiscal years ended June 30, 2010 and June 30, 2009, and fees billed for other services rendered by KPMG LLP.

	2010	2009

Audit fees	$81,300	$81,100
Audit-related fees	$0	$0
Tax fees	$0	$0
Non-audit fees (1)	$10,000	$720,000
All other fees	$0	$0
(1)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Global Dividend Opportunity Fund

Evergreen Income Advantage Fund

Evergreen International Balanced Income Fund

Evergreen Multi-Sector Income Fund

Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds, as well as non-audit services performed by the independent auditor for the Funds’ investment adviser or any of its control affiliates that relates directly to the Funds’ operations and financial reporting, in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as regarding the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved by the Audit Committee pursuant to detailed pre-approval policies and procedures that describe the types of services for which the independent auditor may be engaged (“general pre-approval”); or may be expressly pre-approved by the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches expressed in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but on no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval for Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Senior Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix C. Permissible All Other services not listed in Appendix C must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Fee levels or budgeted amounts for all services to be provided by the independent auditor subject to general pre-approval will be established annually by the Audit Committee. Fee levels or budgeted amounts for services to be provided by the independent auditor subject to specific pre-approval will be established at the time of the specific pre-approval. Any proposed fees exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the Audit Committee) of any such services rendered by the independent auditor.

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Director/Assistant Director of Fund Administration will report to the Audit Committee at each of its regular meetings regarding all services provided by the independent auditor that are subject to this policy since the last such report was rendered, including: (1) a general description of the services; (2) actual billed and projected fees; and (3) the means by which such services were pre-approved by the Audit Committee, as well as the date of approval and any related fee level or budgeted amount to which the services are subject.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Item 5 – Audit Committee of Listed Registrants

On January 1, 2009, Patricia B. Norris replaced Charles A. Austin III as chair of the Audit Committee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: August 27, 2010

By:	/s/ Kasey Phillips

Kasey Phillips
Principal Financial Officer

Date: August 27, 2010